Condensed Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - USD ($)	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Issuance of common shares, shares			1,003,012
Stock issuance cost	$ 138,256	$ 7,565	$ 138,256
Issuance of units net of issuance costs, shares			1,001,242
Unit issuance costs			$ 62,155
Payments for stock issuance costs		70
Payments of stock issuance costs		$ 4,547
Stock issuance cost	$ 62,155